Account Balances of Variable Annuity Which are Invested in Separate Account (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	$ 2,205,548	$ 2,214,422
Mutual Funds [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	2,173,165	2,171,647
Mutual Funds [Member] | Bond
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	291,103	291,694
Mutual Funds [Member] | Domestic equity
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	1,164,383	1,172,573
Mutual Funds [Member] | International equity
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	71,227	83,531
Mutual Funds [Member] | Specialty
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	646,452	623,849
Money market funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	31,191	41,586
Other funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	$ 1,192	$ 1,189